Short-Term Investments (Tables)	6 Months Ended
Jun. 30, 2026
Short-Term Investments [Abstract]
Schedule of Short-Term Investments

The following table summarizes the Company’s short-term investments measured at fair value as of June 30, 2026 and December 31, 2025:

	June 30, 2026	December 31, 2025
Money market funds, at cost	$152	$2,921
Equity securities, at cost	190,025	-
Gain from changes in fair value-Money market funds	-	9
Gain from changes in fair value-Equity securities	272,723	-
Total short-term investments	$462,900	$2,930